Share-based compensation - Schedule of share-based compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 849,584	$ 111,524	$ 1,140,856	$ 169,267
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	416,978	111,524	674,287	169,267
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 432,606	$ 0	$ 466,569	$ 0